Offerings - Offering: 1	Oct. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	14.53
Maximum Aggregate Offering Price	$ 29,060,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,528.22
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of additional shares of Common Stock, par value $0.001 ("Common Stock"), of Green Plains Inc. (the "Company") that may be offered and issued under the Company's 2019 Equity Incentive Plan, as amended (the "Plan") to prevent dilution resulting from stock splits, stock distributions or similar transactions. (2) Represents shares of Common Stock issuable pursuant to the Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of the Common Stock of the Company on The Nasdaq Stock Market LLC on October 12, 2026.